Other Expenses (Components of Other Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Expenses [Abstract]
Travel, entertainment, training and recruiting	$ 589	$ 619
Insurance	339	336
Director fees	259	265
Stationery and supplies	237	228
Retail losses	142	60
Other	332	290
Total other expenses	$ 1,898	$ 1,798